Nature of Business and Summary of Significant Accounting Policies - Property and equipment (Details)	12 Months Ended
Dec. 31, 2021
Minimum
Property and equipment
Estimated useful life (in years)	3 years
Maximum
Property and equipment
Estimated useful life (in years)	7 years